Capital Stock (Details) - Schedule of Earnout Non-Voting Speacial Shares	9 Months Ended
Jun. 30, 2024 CAD ($) $ / shares
Schedule of Earnout Non-Voting Speacial Shares [Abstract]
Fair value of the underlying share (in Dollars) | $	$ 4.74
Exercise price (in Dollars per share) | $ / shares
Risk-free interest rate	3.23%
Expected volatility	60.00%
Expected life	7 years
Dividend yield	0.00%